Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

We conduct risk assessments to identify cybersecurity threats in accordance with the Cybersecurity Law and Data Security Law of the PRC and our relevant procedures and policies. Our risk assessments are conducted by the security inspection team, the risk assessment team and the IT Engineering Department, collectively, which is overseen by the COO. The security inspection team conducts quarterly and monthly security inspections of, including but not limited to, network boundary security protection, wireless network security protection, network security protection and server inspection. If any existing or potential vulnerabilities, suspicious activities or potential risks are identified during the security inspection, the security inspection team will make a report to the risk assessment team. The risk assessment team consists of six members, including the COO, the head of the IT Engineering Department and the members from the security department, business department and risk and internal audit department. Based on the security inspection report, the risk assessment team will use third-party software to scan the subject system and identify the particular network vulnerability, analyze the potential internal and external risks and review the sufficiency of existing policies, procedures and safeguards in place. The risk assessment team will make a report to the IT Engineering Department for them to implement remedial actions based on the report, including but not limited to, modifying, repairing or updating subject program or software, installing and maintaining safeguards, improving data classification, updating access control and encryption standards, amending existing procedures, policies or emergency response protocols and conducting security training. During the fiscal year ended June 30, 2025, we identified certain potential risks in connection with the server security through our risk assessments. To take precautionary actions, we repaired and updated our server program. We believe that these potential risks did not have a material impact on the Company’s results of operations or financial condition.

As part of the overall risk management strategies, we also conduct cybersecurity trainings for our employees.

During the fiscal year ended June 30, 2025 and to the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us and our business strategy, results of operations or financial condition. For additional information regarding whether any risks from cybersecurity threats, please refer to Item 1A, “Risk Factors,” in this Annual Report on Form 10-K.

Governance

Our Chief Executive Officer will annually present to the Audit Committee and the Board of Directors about the Company’s cybersecurity related risk assessments and management, including but not limited to, relevant internal rules and policies, assessment of potential cybersecurity threats or risks, improvements and prevention measures. In the event that the management discovers that a material cybersecurity incident occurs, the Chief Executive Officer and/or the Chief Financial Officer will timely report such incident to the Audit Committee and the Board of Directors, with respect to material aspects, including but not limited to, the nature, scope, timing, the remedial measures and risk mitigation processes taken by the Company, material impact to the Company, and any prevention measures or improvements to be implemented. Our Audit Committee is responsible to discuss guidelines and policies governing the process in connection with the assessment and management of the Company’s exposure to risks. Our Board of Directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, and the relevant disclosure issues, if any, presented by our Chief Executive Officer and/or Chief Financial Officer, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Chief Executive Officer and/or Chief Financial Officer.

We have adopted the Network Security Management System (the “System”) for the purposes to improve the Company’s ability to prevent and respond to network and information security incidents, establish an efficient and prompt emergency response system, minimize the impacts of network and information security incident on the Company and ensure the operation and information security. The System regulates the establishment and responsibilities of network and information security incident response team and provides the guidance and procedures for incident occurrence scenarios, including but not limited to, monitor, network management and equipment maintenance, discovery, evaluation, reporting, response, recovery and prevention of cybersecurity incidents, and regular internal training. The System is applicable to emergency response to network and information security incidents occurred to the Company’s office network, B2B platforms, CRM (Customer Relationship Management) system, SCMS (Security Credential Management System), financial system and other application systems.

The IT Engineering Department, supported by the security inspection and risk assessment teams, is primarily responsible for the Company’s cybersecurity related matters, including but not limited to, planning and management of internal and external network, installation and maintenance of network equipment, identification and analysis of potential risks and incidents, optimization and implementation of network security measures and strategies, periodic internal trainings, as well as leading and coordinating in the event of network and security incidents. As of the date of this Annual Report, the IT Engineering Department consists of 15 members with relevant education background and employment experience. The head of the IT Engineering Department has over 20-year experience in enterprise resources planning, e-commerce platforms and information systems planning, construction, project management and development and implementation with a master degree in Software Engineering and advanced certificates of information system project manager, system architect and system analyst.

Cybersecurity Risk Management Processes Integrated [Text Block]

We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

During the fiscal year ended June 30, 2025 and to the date of this Annual Report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us and our business strategy, results of operations or financial condition. For additional information regarding whether any risks from cybersecurity threats, please refer to Item 1A, “Risk Factors,” in this Annual Report on Form 10-K.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee is responsible to discuss guidelines and policies governing the process in connection with the assessment and management of the Company’s exposure to risks.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, and the relevant disclosure issues, if any, presented by our Chief Executive Officer and/or Chief Financial Officer, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Chief Executive Officer and/or Chief Financial Officer.
Cybersecurity Risk Role of Management [Text Block]

Governance

Our Chief Executive Officer will annually present to the Audit Committee and the Board of Directors about the Company’s cybersecurity related risk assessments and management, including but not limited to, relevant internal rules and policies, assessment of potential cybersecurity threats or risks, improvements and prevention measures. In the event that the management discovers that a material cybersecurity incident occurs, the Chief Executive Officer and/or the Chief Financial Officer will timely report such incident to the Audit Committee and the Board of Directors, with respect to material aspects, including but not limited to, the nature, scope, timing, the remedial measures and risk mitigation processes taken by the Company, material impact to the Company, and any prevention measures or improvements to be implemented. Our Audit Committee is responsible to discuss guidelines and policies governing the process in connection with the assessment and management of the Company’s exposure to risks. Our Board of Directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, and the relevant disclosure issues, if any, presented by our Chief Executive Officer and/or Chief Financial Officer, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Chief Executive Officer and/or Chief Financial Officer.

We have adopted the Network Security Management System (the “System”) for the purposes to improve the Company’s ability to prevent and respond to network and information security incidents, establish an efficient and prompt emergency response system, minimize the impacts of network and information security incident on the Company and ensure the operation and information security. The System regulates the establishment and responsibilities of network and information security incident response team and provides the guidance and procedures for incident occurrence scenarios, including but not limited to, monitor, network management and equipment maintenance, discovery, evaluation, reporting, response, recovery and prevention of cybersecurity incidents, and regular internal training. The System is applicable to emergency response to network and information security incidents occurred to the Company’s office network, B2B platforms, CRM (Customer Relationship Management) system, SCMS (Security Credential Management System), financial system and other application systems.

The IT Engineering Department, supported by the security inspection and risk assessment teams, is primarily responsible for the Company’s cybersecurity related matters, including but not limited to, planning and management of internal and external network, installation and maintenance of network equipment, identification and analysis of potential risks and incidents, optimization and implementation of network security measures and strategies, periodic internal trainings, as well as leading and coordinating in the event of network and security incidents. As of the date of this Annual Report, the IT Engineering Department consists of 15 members with relevant education background and employment experience. The head of the IT Engineering Department has over 20-year experience in enterprise resources planning, e-commerce platforms and information systems planning, construction, project management and development and implementation with a master degree in Software Engineering and advanced certificates of information system project manager, system architect and system analyst.